Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for CEO ($) (1)(2)	Compensation Actually Paid to CEO ($) (1)(4)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (2)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($) (3)(4)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return ($)	Net Income (in millions) $
2024	761,771	754,737	377,189	375,753	28.96	0.8
2023	860,343	720,109	353,389	320,937	16.56	-16.4
2022	883,854	538,776	324,988	261,595	40.14	-10.8

Named Executive Officers, Footnote [Text Block]
(1)	For each years shown, our CEO was Mahesh Patel.

PEO Total Compensation Amount	$ 761,771	$ 860,343	$ 883,854
PEO Actually Paid Compensation Amount	$ 754,737	720,109	538,776
Disclosure - Pay vs Performance Disclosure
	2024		2023		2022
	Mahesh Patel	Average Non-CEO NEOs	Mahesh Patel	Average Non-CEO NEOs	Mahesh Patel	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$761,771	377,189	860,343	353,389	883,854	324,988

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(92,603)	$(39,964)	$(97,816)	$-	$(284,943)	$(35,345)
Year-end fair value of unvested awards granted in the current year	$64,490	$33,631	$31,328	$-	$106,775	$34,544
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$7,289	$1,633	$(46,048)	$(19,160)	$(115,942)	$(42,060)
Fair values at vest date for awards granted and vested in current year	$-	$-	$-	$-	$-	$-
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$13,790	$3,264	$(27,698)	$(13,292)	$(50,968)	$(20,532)
Forfeitures during current year equal to prior year-end fair value	$-	$-	$-	$-	$-	$-
Dividends or dividend equivalents not otherwise included in total compensation	$-	$-	$-	$-	$-	$-
Total Adjustments for Equity Awards	$(7,034)	$(1,435)	$(140,234)	$(32,452)	$(345,078)	$(63,393)

Compensation Actually Paid (as calculated)	$754,737	$375,753	$720,109	$320,937	$538,776	$261,595

Non-PEO NEO Average Total Compensation Amount	$ 377,189	353,389	324,988
Non-PEO NEO Average Compensation Actually Paid Amount	$ 375,753	320,937	261,595
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP and Cumulative TSR
Compensation Actually Paid vs. Net Income [Text Block]	CAP and Net Income
Total Shareholder Return Amount	$ 28.96	16.56	40.14
Net Income (Loss) Attributable to Parent	$ 800,000	$ (16,400,000)	$ (10,800,000)
PEO Name			Mahesh
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Income	Net Income	Net Income
Mahesh Patel [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 761,771	$ 860,343	$ 883,854
PEO Actually Paid Compensation Amount	754,737	720,109	538,776
Total Adjustments for Equity Awards	(7,034)	(140,234)	(345,078)
Mahesh Patel [Member] | Adjustment For Grant Date Values [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards	(92,603)	(97,816)	(284,943)
Mahesh Patel [Member] | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards	64,490	31,328	106,775
Mahesh Patel [Member] | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards	7,289	(46,048)	(115,942)
Mahesh Patel [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
Mahesh Patel [Member] | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards	13,790	(27,698)	(50,968)
Mahesh Patel [Member] | Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
Mahesh Patel [Member] | Dividends Or Dividend Equivalents Not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	377,189	353,389	324,988
Non-PEO NEO Average Compensation Actually Paid Amount	375,753	320,937	261,595
Total Adjustments for Equity Awards	(1,435)	(32,452)	(63,393)
Non-PEO NEO [Member] | Adjustment For Grant Date Values [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards	(39,964)		(35,345)
Non-PEO NEO [Member] | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards	33,631		34,544
Non-PEO NEO [Member] | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards	1,633	(19,160)	(42,060)
Non-PEO NEO [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
Non-PEO NEO [Member] | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards	3,264	(13,292)	(20,532)
Non-PEO NEO [Member] | Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
Non-PEO NEO [Member] | Dividends Or Dividend Equivalents Not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards